RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 28, 2025
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the right-of-use assets for the Company:

	2025	2024

Balance, beginning of fiscal year	$95,568	$81,447
Additions	19,565	34,863
Additions through business acquisitions	138,471	—
Write-downs, impairments, and accelerated depreciation	(194)	(6,614)
Depreciation (note 22)	(18,658)	(14,128)
Balance, end of fiscal year	$234,752	$95,568
The following table presents lease obligations recorded in the statement of financial position:

	December 28, 2025	December 29, 2024

Current	$59,759	$17,749
Non-current	254,742	99,671
	$314,501	$117,420
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 28, 2025:

December 28, 2025

Less than one year	$77,551
One to five years	200,463
More than five years	89,185
$367,199